SEGMENT INFORMATION	12 Months Ended
Dec. 31, 2024
Segment Reporting [Abstract]
SEGMENT INFORMATION
23.
SEGMENT INFORMATION

Segments are business units that offer different services and are reviewed separately by the chief operating decision maker (the “CODM”), or the decision-making group, in deciding how to allocate resources and in assessing performance. The CODM, who is responsible for allocating resources and assessing performance of the operating segment, has been identified as the Group’s Chief Executive Officer. The Group operates as a single operating segment which is providing online brokerage services to global customers based on its trading platform. The single operating segment is reported in a manner consistent with the internal reporting provided to the CODM.

The CODM uses consolidated net income (loss) in deciding whether to reinvest profits into certain parts of the business or return a portion of such profits to shareholders. The accounting policies of such single operating segment are described in the summary of significant accounting policies. The measure of segment profit or loss and assets is reported on the consolidated balance sheet and consolidated statements of comprehensive income (loss), although the CODM does not evaluate asset information for purposes of allocating resources or evaluating performance.

The Group primarily operates its business in the New Zealand, Singapore, and the United States for the years ended December 31, 2022, 2023, and 2024. The following table presents total revenues by geographic area for the years indicated.

The Intra-companies revenues have been eliminated in this geographic information to reflect the external business conducted in each geographic region. The geographic analysis presented below is based on the location of the subsidiaries in which the transactions are recorded. This geographic information does not reflect the way the Company’s business is managed.

	For the years ended December 31,
	2022	2023	2024
	US$	US$	US$
Revenue
The Cayman Island	2,589,817	3,620,687	3,080,147
New Zealand	116,254,749	117,335,988	147,197,358
The United States	27,816,835	71,919,756	124,712,788
Singapore	70,608,581	66,705,363	91,218,902
Others	8,095,565	12,925,801	25,332,234
Total Revenues	225,365,547	272,507,595	391,541,429